DETAILS OF CASH FLOWS - Items not involving current cash flows (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
DETAILS OF CASH FLOWS
Straight-line rent amortization	$ (16,690)	$ (10,596)
Tenant incentive amortization	4,403	4,149
Unit-based compensation expense (recovery)	10,213	(167)
Fair value losses on investment properties, net	172,676	219,728
Depreciation and amortization	1,272	1,598
Fair value losses (gains) on financial instruments, net	17,296	(11,383)
Loss on sale of investment properties	1,505	666
Amortization of issuance costs relating to debentures and term loans	1,953	1,729
Amortization of deferred financing costs	535	582
Deferred income tax recovery	(16,195)	(71,045)
Other	33	(173)
Items not involving current cash flows	$ 177,001	$ 135,088